TAXES - Schedule of Reconciliation of Statutory Rates to Effective Tax Rate (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
China Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Non-taxable items	0.00%	(0.10%)	0.00%	0.20%	0.40%
Non-PRC entity not subject PRC income tax	(18.90%)	(20.40%)	(19.20%)	0.00%	0.00%
Effect of tax holiday and preferential tax rate	(4.70%)	(3.60%)	(4.70%)	(20.00%)	(29.30%)
Effect of change in tax rate			0.00%	(2.80%)	0.00%
Change in valuation allowance	(1.70%)	(1.70%)	(2.20%)	10.70%	13.50%
Others	0.00%	(0.10%)	0.00%	(0.20%)	(1.80%)
Effective tax rate	(0.30%)	(0.90%)	(1.10%)	12.90%	7.80%